Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [Line Items]
Summary of Categories of Financial Instruments

Categories of Financial Instruments

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Financial assets
Measured at FVTPL
Mandatorily measured at FVTPL	$912	$1,024
Hedging financial assets	—	13
Financial assets at amortized cost (Note a)	71,799	81,523
Financial assets at FVOCI	3,616	3,491
Financial liabilities
Measured at FVTPL
Held for trading	6	—
Hedging financial liabilities	8	—
Measured at amortized cost (Note b)	64,747	67,451

Note a: The balances included cash and cash equivalents, trade notes and accounts receivable, receivables from related parties, other current monetary assets and refundable deposits (classified as other noncurrent assets), which were financial assets measured at amortized cost.

Note b: The balances included short-term loans, trade notes and accounts payable, payables to related parties, partial other payables, customers’ deposits, bonds payable and long-term loans which were financial liabilities carried at amortized cost.

Maturity Analysis For Nonderivative Financial Liabilities

The following tables detailed the Company’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods. The tables had been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company is required to pay.

December 31, 2021

	Weighted Average Effective Interest Rate (%)	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	More than 5 Years	Total
		NT$	NT$	NT$	NT$	NT$	NT$
		(In Millions)
Non-derivative financial liabilities
Non-interest bearing	—	$40,895	$—	$1,997	$5,336	$—	$48,228
Floating interest rate instruments	0.95	—	15	50	1,600	—	1,665
Fixed interest rate instruments	0.51	—	—	—	10,700	16,300	27,000
		$40,895	$15	$2,047	$17,636	$16,300	$76,893

Information About the Maturity Analysis for Lease Liabilities

Information about the maturity analysis for lease liabilities was as follows:

	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$3,228	$4,126	$1,808	$1,244	$10,406

Information about the maturity analysis for lease liabilities was as follows:

	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$3,390	$4,446	$2,143	$870	$10,849

Liquidity Analysis for Derivative Financial Instruments

The following table detailed the Company’s liquidity analysis for its derivative financial instruments. The table had been drawn up based on the undiscounted gross inflows and outflows on those derivatives that require gross settlement.

	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
December 31, 2021
Gross settled
Forward exchange contracts
Inflows	$—	$471	$—	$—	$471
Outflows	—	485	—	—	485
	$—	$(14)	$—	$—	$(14)
December 31, 2022
Gross settled
Forward exchange contracts
Inflows	$—	$501	$—	$—	$501
Outflows	—	485	—	—	485
	$—	$16	$—	$—	$16

Financing Facilities
2)
Financing facilities

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Unsecured bank loan facilities
Amount used	$65	$722
Amount unused	61,620	56,862
	$61,685	$57,584
Secured bank loan facilities
Amount used	$1,600	$1,600
Amount unused	—	—
	$1,600	$1,600

Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Carrying Amounts of Assets and Liabilities Related to Market Risk
1)
Foreign currency risk

The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities at the balance sheet dates were as follows:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Assets
USD	$2,010	$2,355
EUR	49	90
SGD	260	627
JPY	37	28
RMB	89	37
HKD	70	10
Liabilities
USD	890	852
EUR	861	875
SGD	1,964	2,010
JPY	13	16
RMB	39	37
HKD	16	17

The carrying amounts of the Company’s derivatives with exchange rate risk exposures at the balance sheet dates were as follows:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Assets
EUR	$—	$16
Liabilities
EUR	14	—

Foreign Currency Risk Sensitivity Analysis

The following table details the Company’s sensitivity to a 5% increase and decrease in the functional currency against the relevant foreign currencies. 5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible changes in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and forward exchange contracts. A positive number below indicates an increase in pre-tax profit or equity where the functional currency weakens 5% against the relevant currency.

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Profit or loss
Monetary assets and liabilities (a)
USD	$97	$56	$75
EUR	(47)	(41)	(39)
SGD	(44)	(85)	(69)
JPY	1	1	1
RMB	1	3	—
HKD	3	3	—
Derivatives (b)
USD	(19)	—	—
EUR	3	13	3
Equity
Derivatives (c)
EUR	10	11	22
a)
This is mainly attributable to the exposure to foreign currency denominated receivables and payables of the Company outstanding at the balance sheet dates.
b)
This is mainly attributable to forward exchange contracts.
c)
This is mainly attributable to the changes in the fair value of derivatives that are designated as cash flow hedges.

Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Carrying Amounts of Assets and Liabilities Related to Market Risk

The carrying amounts of the Company’s exposures to interest rates on financial assets and financial liabilities at the balance sheet dates were as follows:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Fair value interest rate risk
Financial assets	$27,671	$41,593
Financial liabilities	37,249	41,150
Cash flow interest rate risk
Financial assets	14,171	9,631
Financial liabilities	1,665	2,322